Average Annual Total Returns			12 Months Ended	60 Months Ended	72 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			4.12%	9.18%	10.33%
Performance Inception Date		Dec. 30, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.94%	7.83%	9.12%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.57%	6.74%	7.80%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			3.85%	8.91%	10.07%
Performance Inception Date		Dec. 30, 2019
Investor Class | Bloomberg Global Aggregate Total Return Index Value Hedged USD(1)(3) (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.86%	0.34%	1.19%
Investor Class | ICE BofA US Treasury Bill Index(2)(3) (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		4.28%	3.18%	2.77%

[1]	As of the date of this Prospectus, the Fund has replaced its primary index to Bloomberg Global Aggregate Total Return Index Value Hedged USD as its broad based index comparison. The Bloomberg Global Aggregate Total Return Index Value Hedged USD (LEGATRUH) is a benchmark measuring global investment-grade, fixed-rate debt, including treasury, corporate, and securitized bonds from developed and emerging markets. It hedges currency exposure back to the USD.
[2]	Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in an index.
[3]	The ICE BofA U.S. Treasury Bill Index tracks the performance of US dollar denominated US Treasury Bills publicly issued in the US domestic market. Qualifying securities must have at least one month remaining term to final maturity and a minimum amount outstanding of $1 billion. Securities issued or marketed primarily to retail investors are excluded.